SUPPLEMENTAL CASH FLOW INFORMATION - Other non-cash items (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
SUPPLEMENTAL CASH FLOW INFORMATION
Accretion	$ 2,629	$ 3,404
Finance expense	3,981	5,752
Finance income	(347)	(726)
Loss on disposal of fixed assets	1	32
Other non-cash items	$ 6,264	$ 8,462